Interests in Subsidiaries, Associates and Others - Summary of Major Subsidiaries of the Company (Detail)	12 Months Ended
Mar. 31, 2019
Steelmaking and Steel Fabrication [member] | Sanyo Special Steel Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Himeji-shi, Hyogo
Voting percentage in subsidiary	51.50%
Steelmaking and Steel Fabrication [member] | Nisshin Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Coated Sheet Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chuo-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Osaka Steel Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Osaka-shi, Osaka
Voting percentage in subsidiary	66.30%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Metal Products Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Koto-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Pipe Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Kurosaki Harima Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Kitakyushu-shi, Fukuoka
Voting percentage in subsidiary	47.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Texeng Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Stainless Steel Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Logistics Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chuo-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin SG Wire Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Geostr Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Bunkyo-ku, Tokyo
Voting percentage in subsidiary	42.30%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Welding Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Koto-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Drum Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Koto-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Blast Furnace Slag Cement Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Kitakyushu-shi, Fukuoka
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Cement Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Muroran-shi, Hokkaido
Voting percentage in subsidiary	85.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Finance Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Stainless Steel Pipe Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Koga-shi, Ibaraki
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Steel Wire Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Seki-shi, Gifu
Voting percentage in subsidiary	51.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Eco Tech Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chuo-ku, Tokyo
Voting percentage in subsidiary	85.10%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Bussan Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Osaka-shi, Osaka
Voting percentage in subsidiary	85.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Shapes Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Wakayama-shi, Wakayama
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel And Sumikin Tubosdo Brasil Ltda [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	State of Rio de Janeiro, Brazil
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | NS-Siam United Steel Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Rayong Province, Thailand
Voting percentage in subsidiary	80.20%
Steelmaking and Steel Fabrication [member] | National Pipe Company Limited [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Eastern Province, Saudi Arabia
Voting percentage in subsidiary	51.00%
Steelmaking and Steel Fabrication [member] | Standard Steel LLC [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Pennsylvania State, United States of America
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumitomo Metal USA Inc [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	New York State, United States of America
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | PT Pelat Timah Nusantara Tbk [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Jakarta City, Indonesia
Voting percentage in subsidiary	35.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumitomo Metal (Thailand) Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Bangkok Metropolis, Thailand
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumitomo Metal Australia Pty Limited [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	New South Wales State, Australia
Voting percentage in subsidiary	100.00%
Steelmaking and Steel Fabrication [member] | Nippon Steel and Sumikin Steel Processing Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Rayong Province, Thailand
Voting percentage in subsidiary	66.50%
Steelmaking and Steel Fabrication [member] | OvakoAB [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Stockholm, Sweden
Voting percentage in subsidiary	100.00%
Engineering and Construction [member] | Nippon Steel and Sumikin Engineering Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Shinagawa-ku, Tokyo
Voting percentage in subsidiary	100.00%
Chemicals and Materials [member] | Nippon Steel Chemical and Material Co Ltd [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chiyoda-ku, Tokyo
Voting percentage in subsidiary	100.00%
System Solutions [member] | NS Solutions Corporation [member]
Disclosure of subsidiaries [line items]
Address of subsidiary	Chuo-ku, Tokyo
Voting percentage in subsidiary	63.40%